SHARE-BASED AWARDS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SHARE-BASED AWARDS
Summary of the stock option activity

A summary of the stock option activity for the nine months ended September 30, 2020, is as follows:

			Weighted-
		Weighted-	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	(in thousands)	Price	Term (in years)	(in thousands)
Balance – December 31, 2019	22,633	3.00	6.9	110,481
Exercised	(378)	2.85
Forfeited	(2,734)	3.67
Expired	(796)	3.65
Balance – September 30, 2020	18,725	2.88	6.0	93,646
Exercisable – September 30, 2020	13,096	2.37	5.3	72,214

A summary of the stock option activity for the year ended December 31, 2019, is as follows:

			Weighted-
		Weighted-	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	(in thousands)	Price	Term (in years)	(in thousands)
Balance – December 31, 2018	26,330	$2.53	8.7	$113,031
Granted	3,661	5.56
Exercised	(1,928)	1.83
Forfeited	(5,256)	2.85
Expired	(174)	2.86
Balance – December 31, 2019	22,633	3.00	6.9	$110,481
Exercisable – December 31, 2019	10,870	2.17	6.0	$62,060

Summary of the RSU activity

A summary of the RSU activity for the nine months ended September 30, 2020, is as follows:

		Weighted-
	Number of	Average
	RSUs	Grant-Date
	(in thousands)	Fair Value
Unvested and outstanding – December 31, 2019	14,070	$6.80
Granted	8,592	7.60
Forfeited	(3,000)	6.99
Unvested and outstanding – September 30, 2020	19,662	7.12
Vested and outstanding – September 30, 2020	—	—

A summary of the RSU activity for the year ended December 31, 2019, is as follows:

		Weighted-
	Number of	Average
	RSUs	Grant-Date
	(in thousands)	Fair Value
Unvested and outstanding – December 31, 2018	564	$4.88
Granted	13,901	6.87
Forfeited	(395)	6.71
Unvested and outstanding – December 31, 2019	14,070	$6.79
Vested and outstanding – December 31, 2019	—	—

Summary of the Restricted Shares activity

A summary of the Restricted Shares activity for the nine months ended September 30, 2020 is as follows:

		Weighted-
	Number of	Average
	Restricted Shares	Grant-Date
	(Thousands)	Fair Value
Unvested – December 31, 2019	2,156	$5.98
Vested	(636)	$5.90
Unvested – September 30, 2020	1,520	$6.01

A summary of the Restricted Shares activity for the year ended December 31, 2019 is as follows:

	Number of	Average
	Restricted Shares	Grant-Date
	(In thousands)	Fair Value
Unvested – December 31, 2018	1,666	$4.88
Granted	1,263	6.94
Vested	(773)	5.18
Unvested – December 31, 2019	2,156	$5.98
Vested and outstanding – December 31, 2019	—	—

Summary of stock-based compensation expense in the statements of operations

We recognized stock-based compensation expense in the statements of operations for the nine months ended September 30, 2020 and 2019, as follows (in thousands):

	Nine months Ended September 30,
	2020	2019
Stock options	5,411	7,085
Excess of the repurchase price over the fair value of common stock awards repurchased	—	590
Vesting of restricted shares	3,751	2,315
Total stock-based compensation expense	9,162	9,990

We recognized stock-based compensation expense in the statements of operations for the years ended December 31, 2019, 2018 and 2017, as follows (in thousands):

	2019	2018	2017
Stock options	$9,175	$7,526	$3,761
Excess of the repurchase price over the fair value of common stock awards repurchased	590	6,552	—
Vesting of restricted shares	3,431	896	—
Total stock-based compensation expense	$13,196	$14,974	$3,761

Summary of assumptions used in the Black-Scholes Model for employee and non-employee stock options

The range of assumptions used in the Black-Scholes Model for options for the nine months ended September 30, 2019 are as follows:

2019
Range
Fair value	$6.82
Volatility	32%
Risk-free rate	1.80% – 2.34%
Expected life (in years)	5 – 7
Expected dividend	$—

The range of assumptions used in the Black-Scholes Model for employee and non-employee stock options for 2019, 2018, and 2017 are as follows:

	2019 Range	2018 Range	2017 Range
Fair value	$6.82 – $6.94	$2.29 – $4.88	$1.64 – $2.59
Volatility	32% – 45%	32% – 34%	34% – 36%
Risk-free rate	1.63% – 2.34%	2.68% – 3.17%	2.02% – 2.42%
Expected life (in years)	5 – 7	5 – 7	7
Expected dividend	$—	$—	$—